Investments - Schedule of Gross Unrealized Losses by Unrealized Loss Position and Credit quality (Detail) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Investment grade fixed income securities
Schedule of Investments [Line Items]
Total unrealized losses		$ (477)	$ (53,846)
Investment grade fixed income securities | Unrealized loss position less than 20% of amortized cost
Schedule of Investments [Line Items]
Total unrealized losses	[1],[2]	(477)
Below investment grade fixed income securities
Schedule of Investments [Line Items]
Total unrealized losses		(2,087)	(16,275)
Below investment grade fixed income securities | Unrealized loss position less than 20% of amortized cost
Schedule of Investments [Line Items]
Total unrealized losses	[1],[2]	(1,722)
Below investment grade fixed income securities | Unrealized loss position greater than or equal to 20% of amortized cost
Schedule of Investments [Line Items]
Total unrealized losses	[3],[4]	(365)
Fixed income securities
Schedule of Investments [Line Items]
Total unrealized losses		(2,564)	$ (70,121)
Fixed income securities | Unrealized loss position less than 20% of amortized cost
Schedule of Investments [Line Items]
Total unrealized losses	[1],[2]	(2,199)
Fixed income securities | Unrealized loss position greater than or equal to 20% of amortized cost
Schedule of Investments [Line Items]
Total unrealized losses	[3],[4]	$ (365)

[1]	Below investment grade fixed income securities include $468 thousand that have been in an unrealized loss position for less than twelve months.
[2]	Related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired.
[3]	Evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations.
[4]	No below investment grade fixed income securities have been in an unrealized loss position for a period of twelve or more consecutive months.